Other operating income and expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expense Net [Abstract]
Other operating income	R$ 591,125	R$ 556,715	R$ 896,279
Other operating expense	(1,351,568)	(1,281,764)	(1,259,338)
Contributions to fund guarantee of credit - FGC	(347,276)	(330,801)	(308,954)
Total	R$ (1,107,719)	R$ (1,055,850)	R$ (672,013)